Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Equity	$ 1,410,971	$ 850,236	$ 662,321
Debt facilities	181,233	152,708
Lease liabilities	39,861	20,575	21,936
Less: cash and cash equivalents	(237,926)	(238,578)	$ (169,009)
Capital	$ 1,394,139	$ 784,941